UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08062

Nicholas Equity Income Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 03/31/2016

Date of Reporting Period: 06/30/2015

Item 1. Schedule of Investments.

	NICHOLAS EQUITY INCOME FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF June 30, 2015

SHARES OR
PRINCIPAL
AMOUNT		VALUE
-----------		------------
COMMON STOCKS -- 94.00%
	Consumer Discretionary - Durables &
	Apparel -- 2.23%
205,000	Tupperware Brands Corporation	$ 13,230,700
		------------
	Consumer Discretionary - Media -- 9.43%
339,080	Cinemark Holdings, Inc.	13,620,844
256,250	Gannett Co., Inc. *	3,584,937
512,500	TEGNA, Inc. *	16,435,875
140,000	Time Warner Inc.	12,237,400
90,300	WPP plc	10,178,616
		------------
		56,057,672
		------------
	Consumer Discretionary - Services -- 7.00%
90,000	Cedar Fair, L.P.	4,904,100
97,500	DineEquity, Inc.	9,661,275
150,000	McDonald's Corporation	14,260,500
286,000	Six Flags Entertainment Corporation	12,827,100
		------------
		41,652,975
		------------
	Consumer Staples - Food & Staples
	Retailing -- 2.91%
205,000	Walgreens Boots Alliance, Inc.	17,310,200
		------------
	Consumer Staples - Food, Beverage &
	Tobacco -- 3.79%
327,300	B&G Foods, Inc.	9,337,869
164,500	Philip Morris International Inc.	13,187,965
		------------
		22,525,834
		------------
	Energy -- 13.02%
420,470	Dorchester Minerals, L.P.	8,993,853
425,000	Enlink Midstream Partners LP	9,337,250
417,500	Kinder Morgan, Inc.	16,027,825
374,600	Plains All American Pipeline, L.P.	16,321,322
100,000	Plains GP Holdings, L.P.	2,584,000
115,000	Royal Dutch Shell plc - Class B	6,595,250
152,500	Williams Companies, Inc. (The)	8,751,975
182,178	Williams Partners L.P.	8,822,881
		------------
		77,434,356
		------------
	Financials - Banks -- 3.13%
297,500	FirstMerit Corporation	6,196,925
130,000	PNC Financial Services Group, Inc. (The)	12,434,500
		------------
		18,631,425
		------------
	Financials - Diversified -- 1.60%
205,000	Artisan Partners Asset Management Inc.	9,524,300
		------------
	Financials - Insurance -- 6.87%
115,000	ACE Limited	11,693,200
765,000	Old Republic International Corporation	11,956,950
170,000	ProAssurance Corporation	7,855,700
200,000	Willis Group Holdings PLC	9,380,000
		------------
		40,885,850
		------------
	Financials - Real Estate -- 3.95%
225,000	Plum Creek Timber Company, Inc.	9,128,250
243,800	W.P. Carey Inc.	14,369,572
		------------
		23,497,822

		------------
	Health Care - Equipment & Services -- 4.41%
202,500	Cardinal Health, Inc.	16,939,125
165,000	ResMed Inc.	9,301,050
		------------
		26,240,175
		------------
	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 7.91%
205,000	AbbVie Inc.	13,773,950
132,500	Gilead Sciences, Inc.	15,513,100
530,000	Pfizer Inc.	17,770,900
		------------
		47,057,950
		------------
	Industrials - Capital Goods -- 2.77%
46,300	National Presto Industries, Inc.	3,718,816
80,000	Snap-on Incorporated	12,740,000
		------------
		16,458,816
		------------
	Industrials - Commercial & Professional
	Services -- 10.75%
435,000	ADT Corporation (The)	14,602,950
410,300	KAR Auction Services, Inc.	15,345,220
327,500	Nielsen N.V.	14,662,175
180,000	Republic Services, Inc.	7,050,600
407,300	West Corporation	12,259,730
		------------
		63,920,675
		------------
	Industrials - Transportation -- 1.76%
120,000	Ryder System, Inc.	10,484,400
		------------
	Information Technology - Semiconductors &
	Semiconductor Equipment -- 3.78%
205,000	Microchip Technology Incorporated	9,722,125
1,200,000	Xerox Corporation	12,768,000
		------------
		22,490,125
		------------
	Information Technology - Software &
	Services -- 3.55%
340,000	Microsoft Corporation	15,011,000
130,000	Paychex, Inc.	6,094,400
		------------
		21,105,400
		------------
	Materials -- 1.26%
185,664	Greif, Inc. - Class B	7,519,392
		------------
	Telecommunication Services -- 3.88%
365,000	AT&T Inc.	12,964,800
345,000	CenturyLink, Inc.	10,136,100
		------------
		23,100,900
		------------
	TOTAL COMMON STOCKS
	(cost: $457,628,490)	559,128,967
		------------
SHORT-TERM INVESTMENTS -- 5.34%
	Commercial Paper - 5.02%
$775,000	Integrys Energy Group, Inc. 07/01/15, 0.36%	775,000
800,000	Rockwell Collins, Inc. 07/01/15, 0.46%	800,000
825,000	Hyundai Capital America, Inc. 07/02/15, 0.40%	824,991
1,050,000	Hitachi Capital America Corp. 07/06/15, 0.40%	1,049,942
1,000,000	CBS Corporation 07/07/15, 0.41%	999,932
1,000,000	Bacardi U.S.A., Inc. 07/08/15, 0.46%	999,910
1,000,000	Hitachi Capital America Corp. 07/09/15, 0.41%	999,909
1,850,000	Marriott International, Inc. 07/10/15, 0.43%	1,849,801
1,000,000	AutoZone, Inc. 07/13/15, 0.40%	999,866
625,000	Marriott International, Inc. 07/13/15, 0.38%	624,921
700,000	Wisconsin Energy Corporation 07/13/15, 0.42%	699,902
1,500,000	PPG Industries, Inc. 07/14/15, 0.46%	1,499,751
625,000	V.F. Corporation 07/14/15, 0.40%	624,910

1,000,000	Bemis Company, Inc. 07/15/15, 0.43%	999,833
950,000	AutoZone, Inc. 07/16/15, 0.40%	949,842
1,000,000	NorthWestern Corporation 07/17/15, 0.50%	999,778
475,000	Kroger Co. (The) 07/20/15, 0.43%	474,892
700,000	PPG Industries, Inc. 07/21/15, 0.45%	699,825
2,000,000	Bacardi-Martini B.V. 07/22/15, 0.45%	1,999,475
1,000,000	PPG Industries, Inc. 07/23/15, 0.45%	999,725
1,550,000	Discovery Communications, LLC 07/24/15, 0.42%	1,549,584
500,000	Rockwell Collins, Inc. 07/27/15, 0.43%	499,845
1,500,000	Eastman Chemical Company 07/28/15, 0.45%	1,499,494
350,000	NorthWestern Corporation 07/29/15, 0.50%	349,864
875,000	Hyundai Capital America, Inc. 08/04/15, 0.47%	874,611
650,000	Thomson Reuters Corporation 08/10/15, 0.52%	649,624
1,700,000	Stryker Corporation 08/18/15, 0.21%	1,699,524
900,000	V.F. Corporation 08/18/15, 0.38%	899,544
2,000,000	Pall Corporation 09/21/15, 0.55%	1,997,494
		------------
		29,891,789
		------------
	Variable Rate Security - 0.32%
1,892,969	Fidelity Institutional Money Market Fund -
	Class I	1,892,969
		------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $31,784,758)	31,784,758
		------------
	TOTAL INVESTMENTS
	(cost $489,413,248) - 99.35%	590,913,725
		------------

	OTHER ASSETS, NET OF LIABILITIES - 0.65%	3,894,672
		------------
	TOTAL NET ASSETS
	(basis of percentages disclosed
	above) - 100%	$594,808,397
		------------
		------------

% Of net assets.

As of June 30, 2015, investment cost for federal tax purposes was $490,198,316 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$117,264,989
Unrealized depreciation	(16,549,580)
------------
Net unrealized appreciation	$100,715,409
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

    Level 1 - quoted prices in active markets for identical investments

  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	-------------
Level 1 -
Common Stocks(1)	$559,128,967
Variable Rate Security	1,892,969
Level 2 -
Commercial Paper	29,891,789
Level 3 -
None	--
------------
Total	$590,913,725
------------
------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Equity Income Fund, Inc.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 10/06/2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 10/06/2015

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 10/06/2015